Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Reconciliation of Net Income and Weighted Average Shares Outstanding for Calculation of Basic and Diluted Earnings per Share
The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share for the three and nine months ended September 30, 2021 and 2020 (in thousands, except share data):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net income (loss)	$357	$(1,248)	$899	$794
Earnings allocated to non-vested shares	71	—	165	41

Subtotal	$286	$(1,248)	$734	$753

Denominator
Weighted average common shares outstanding	8,920,505	5,567,523	7,003,462	5,569,177
Effect of dilutive nominal options	—	—	—	4,396
Effect of dilutive contingently earned shares	14,769	—	4,978	31,231
Dilutive average shares outstanding	8,935,274	5,567,523	7,008,440	5,604,804
Basic earnings (loss) per share	$0.03	$(0.22)	$0.10	$0.14
Dilutive earnings (loss) per share	$0.03	$(0.22)	$0.10	$0.13

The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share for the years ending December 31, 2019, and 2020:

	December 31, 2019	December 31, 2020
Numerator
Net income	1,526	990
Deemed dividend	8	—
Earnings allocated to non-vested shares	38	55

Subtotal	$1,480	$935

Denominator
Weighted average common shares outstanding	5,770,170	5,399,356
Effect of dilutive nominal options	4,809	5,162
Effect of dilutive contingently earned shares	30,857	7,700
Dilutive average shares outstanding	5,805,836	5,412,218
Basic earnings per share	$0.26	$0.17
Dilutive earnings per share	$0.25	$0.17